Share capital	9 Months Ended
Sep. 30, 2020
NOTE 3 - Share capital

The holders of common shares are entitled to receive dividends as declared, which is at the discretion of the Corporation, and are entitled to one vote per share at the annual general meeting of the Corporation. The Corporation has never paid any dividends.

(a)	Private placements:

During the nine-month periods ended September 30, 2020, the Corporation completed three private placements and raised a total of $9,387,975 in share capital before various fee charge of total $701,067. A total of 3,742,445 common shares were issued at an average price of $2.51 per share.

(b)	Stock options:

The Corporation has established a stock option plan (the “Plan”) for its key employees, its officers and directors, and certain consultants. The Plan is administered by the Board of Directors of the Corporation. The Board may from time to time designate individuals to whom options to purchase common shares of the Corporation may be granted, the number of shares to be optioned to each, and the option price per share. The option price per share cannot involve a discount to the market price at the time the option is granted. The maximum number of shares which may be optioned under the stock option plan is 7,500,000. The maximum number of shares which may be optioned to any one individual is 15% of the total issued and outstanding common shares. Options under the Plan expire up to ten years after the grant date and vest either immediately or over periods of up to six years and are equity-settled. As at September 30, 2020, one million options could still be granted by the Corporation.

The following table provides the activity of stock option awards during the nine-month period ended September 30, 2020 and for options outstanding and exercisable at the end of the nine-month period ended September 30, 2020, the range of exercise price and the weighted average years to expiration.

			Weighted
		Range	average
		of	remaining
		exercise	contractual
	Number	price	life (in years)
Outstanding, December 31, 2019	6,090,000	$1.78	5.61
Expired / Cancelled	-	-	-
Granted	410,000	2.34	9.19
Outstanding, September 30, 2020	6,500,000	$1.81	5.12
Options exercisable	6,235,416	$1.79	4.94

(c)	Stock-based compensation:

Stock -based compensation includes stock and stock option granted to employees and contractors.

	Three months		Nine months
	ended September 30,		ended September 30,
Employee expenses	2020	2019	2020	2019
Stock options and stock compensation granted in:
2015	324,153	545,602	1,128,203	1,832,425
2018	–	–	-	13,038
2019	–	–	-	680,290
2020	52,858	-	291,292	-
Total stock-based compensation expense recognized	$377,011	$545,602	$1,419,495	$2,525,753

The stock-based compensation expense is disaggregated in the statements of consolidated Statements of Operations as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019

Stock-based compensation pertaining to general and administrative	$162,077	$272,801	$564,102	$1,596,502
Stock-based compensation pertaining to research and development	214,934	272,801	855,393	929,251
Total	$377,011	$545,602	$1,419,495	$2,525,753

(d)	Warrants :

In the first quarter of 2019, the Corporation issued 2,500,000 warrants in connection with one private placement. Each warrant entitles the holder to acquire one common share of the Corporation at an exercise price of $8.00 with a five year term. The warrants were valued at $200,000 and recorded as part of additional paid in capital.

No warrants were issued during the nine-month period ended September 30, 2020.